Other Finance Expenses - Components of Other Finance Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Other Finance Expenses
Bank fees, charges	$ 224	$ 151	$ 281	$ 241
Guarantee costs		140		282
Commitment fees	62	(3)	123	103
Total other finance expense	$ 286	$ 288	$ 404	$ 626